Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Investments in Associates
Investments in associates comprised of:

	Percent of shares held at		Investment carrying value at
Investee	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
TPTU (Mining segment)	40%	40%	219	208
TRMZ (Mining segment)	25%	25%	122	113

Total investments in associates			341	321

Summary of Movements in the Investments
The following table shows movements in the investments in associates:

	TPTU (Mining segment)	TRMZ (Mining segment)	Total
December 31, 2017	184	99	283
Share of profit	5	5	10

December 31, 2018	189	104	293
Share of profit	19	9	28
December 31, 2019	208	113	321

Share of profit	11	9	20
December 31, 2020	219	122	341